Employee Compensation - Summary of Weighted-average Assumptions (Parenthetical) (Detail)		Oct. 31, 2040	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			3.10%	4.10%	3.70%
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	[1],[2]		3.00%	4.00%	3.50%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			3.20%	4.20%	3.76%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[3]		4.90%	4.90%	4.90%
Actuarial assumption of discount rates	[1],[2]		3.00%	4.10%	3.60%
Scenario, Forecast [Member] | Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.10%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.20%, 4.20% and 3.76% for 2020, 2019 and 2018, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 3.10%, 4.10% and 3.70% for 2020, 2019 and 2018, respectively.
[3]	Trending to 4.1% in 2040 and remaining at that level thereafter.